Label	Element	Value
PRINCIPAL FUNDS INC | Global Multi-Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR GLOBAL MULTI-STRATEGY FUND
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Principal Funds, Inc.
Supplement dated April 30, 2021
to the Prospectus dated December 31, 2020
(as previously supplemented)
This supplement updates information currently in the Prospectus. Please retain this supplement for future reference.
Strategy [Heading]	rr_StrategyHeading	On or about July 1, 2021, under Principal Investment Strategies, delete the Event-Driven section and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Event-Driven. This strategy invests in securities on the basis that a specific event or catalyst will affect future prices. This strategy attempts to capitalize on price discrepancies and returns generated by corporate activity, such as merger arbitrage, where the Fund holds a long/short portfolio of securities of companies involved in mergers.